Warrants Liabilities (Details) - Schedule of Fair Value Using the Black-Scholes Option Pricing Model	Mar. 31, 2024	Jan. 26, 2024	Mar. 31, 2023	Jan. 13, 2022
Stock price [Member] | Representative’s Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	0.25		0.98	4
Stock price [Member] | Investors’ Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	0.25	0.27
Exercise price [Member] | Representative’s Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	4.8		4.8	4.8
Exercise price [Member] | Investors’ Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	0.67	0.67
Expected term (years) [Member] | Representative’s Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	2.79		3.79	5
Expected term (years) [Member] | Investors’ Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	5.33	5.5
Risk-free interest rate [Member] | Representative’s Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	4.21		3.6	1.47
Risk-free interest rate [Member] | Investors’ Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	4.21	4
Expected volatility [Member] | Representative’s Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	57.63		55.57	55.39
Expected volatility [Member] | Investors’ Warrants liability [Member]
Class of Warrant or Right [Line Items]
Warrants Liability	56.91	56.96